Quarterly Report
March 31, 2021
MFS®  Research
International Portfolio
MFS® Variable Insurance Trust II
RSS-Q1

Portfolio of Investments
3/31/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.1%
Aerospace – 0.5%
MTU Aero Engines Holding AG	10,216	$2,404,447
Airlines – 0.4%
Ryanair Holdings PLC, ADR (a)	15,608	$1,794,920
Alcoholic Beverages – 1.6%
Diageo PLC	195,612	$8,061,801
Apparel Manufacturers – 4.5%
Adidas AG	19,010	$5,934,404
Burberry Group PLC (a)	62,059	1,624,252
Compagnie Financiere Richemont S.A.	34,978	3,358,095
LVMH Moet Hennessy Louis Vuitton SE	16,942	11,286,945
		$22,203,696
Automotive – 2.7%
Continental AG	24,178	$3,195,444
Koito Manufacturing Co. Ltd.	68,700	4,631,734
Toyota Industries Corp.	42,000	3,755,542
USS Co. Ltd.	88,700	1,738,205
		$13,320,925
Brokerage & Asset Managers – 1.7%
Euronext N.V.	44,141	$4,446,540
Hong Kong Exchanges & Clearing Ltd.	70,100	4,145,363
		$8,591,903
Business Services – 0.7%
Nomura Research Institute Ltd.	119,800	$3,723,718
Computer Software – 0.6%
Cadence Design Systems, Inc. (a)	20,726	$2,839,255
Topicus.com, Inc. (a)	3,999	262,654
		$3,101,909
Computer Software - Systems – 5.4%
Amadeus IT Group S.A. (a)	56,568	$4,005,446
Constellation Software, Inc.	2,260	3,156,195
EPAM Systems, Inc. (a)	10,632	4,217,608
Fujitsu Ltd.	31,100	4,513,961
Hitachi Ltd. (l)	154,200	7,004,769
Samsung Electronics Co. Ltd.	54,097	3,907,487
		$26,805,466
Construction – 1.5%
Techtronic Industries Co. Ltd.	385,500	$6,626,812
Toto Ltd.	14,200	876,579
		$7,503,391
Consumer Products – 1.8%
Kao Corp.	63,100	$4,180,109
Reckitt Benckiser Group PLC	54,695	4,899,653
		$9,079,762

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Services – 1.6%
51job, Inc., ADR (a)	23,505	$1,471,413
Carsales.com Ltd.	65,743	892,930
Naspers Ltd.	12,185	2,915,575
Persol Holdings Co. Ltd.	75,700	1,488,447
SEEK Ltd. (a)	51,813	1,125,231
		$7,893,596
Containers – 0.8%
Brambles Ltd.	464,565	$3,741,114
Electrical Equipment – 3.7%
Legrand S.A.	59,873	$5,569,301
Schneider Electric SE	84,601	12,922,310
		$18,491,611
Electronics – 2.5%
Kyocera Corp.	51,600	$3,285,425
NXP Semiconductors N.V.	23,832	4,798,335
Taiwan Semiconductor Manufacturing Co. Ltd.	206,804	4,300,161
		$12,383,921
Energy - Independent – 0.5%
Oil Search Ltd.	735,439	$2,283,544
Energy - Integrated – 2.2%
Cairn Energy PLC	738,466	$1,732,719
Eni S.p.A.	217,358	2,674,876
Galp Energia SGPS S.A., “B”	317,504	3,693,582
Idemitsu Kosan Co. Ltd. (l)	108,200	2,788,917
		$10,890,094
Food & Beverages – 3.8%
Danone S.A.	71,264	$4,888,920
Nestle S.A.	128,203	14,288,636
		$19,177,556
Food & Drug Stores – 0.4%
Sugi Holdings Co. Ltd.	24,800	$1,968,374
Gaming & Lodging – 0.8%
Flutter Entertainment PLC (a)	19,787	$4,229,507
Insurance – 4.9%
AIA Group Ltd.	772,000	$9,391,767
Aon PLC	32,836	7,555,892
Beazley PLC (a)	132,842	644,272
Hiscox Ltd. (a)	139,978	1,660,345
Zurich Insurance Group AG	12,239	5,223,734
		$24,476,010
Internet – 3.6%
NAVER Corp.	13,159	$4,401,355
NetEase.com, Inc., ADR	58,725	6,063,944
Scout24 AG	32,427	2,460,356
Tencent Holdings Ltd.	66,300	5,226,891
		$18,152,546

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Leisure & Toys – 0.7%
Nintendo Co. Ltd.	3,200	$1,791,191
Yamaha Corp.	35,700	1,943,538
		$3,734,729
Machinery & Tools – 7.0%
Daikin Industries Ltd.	38,300	$7,754,897
GEA Group AG	132,759	5,441,242
Kubota Corp.	297,400	6,791,220
Ritchie Bros. Auctioneers, Inc.	70,963	4,154,896
Schindler Holding AG	17,208	5,054,162
SMC Corp.	9,500	5,542,806
		$34,739,223
Major Banks – 5.6%
Bank of Ireland Group PLC (a)	749,046	$3,715,658
BNP Paribas	144,323	8,780,565
Credit Suisse Group AG	258,764	2,710,978
Mitsubishi UFJ Financial Group, Inc. (l)	918,200	4,899,558
NatWest Group PLC	1,282,421	3,469,591
UBS Group AG	264,208	4,091,080
		$27,667,430
Medical Equipment – 3.5%
EssilorLuxottica	23,930	$3,896,508
Koninklijke Philips N.V.	140,362	8,012,028
QIAGEN N.V. (a)	52,456	2,538,730
Terumo Corp.	89,000	3,226,143
		$17,673,409
Natural Gas - Distribution – 0.5%
China Resources Gas Group Ltd.	460,000	$2,557,353
Natural Gas - Pipeline – 0.9%
APA Group	242,350	$1,847,175
TC Energy Corp. (l)	56,090	2,571,294
		$4,418,469
Other Banks & Diversified Financials – 5.4%
AIB Group PLC (a)	1,409,310	$3,705,349
HDFC Bank Ltd. (a)	268,229	5,458,713
ING Groep N.V.	352,315	4,310,083
Julius Baer Group Ltd.	81,717	5,225,600
KBC Group N.V.	58,774	4,273,305
Macquarie Group Ltd.	32,844	3,812,598
		$26,785,648
Pharmaceuticals – 7.9%
Bayer AG	53,953	$3,414,086
Kyowa Kirin Co. Ltd.	215,200	6,450,629
Novo Nordisk A.S., “B”	160,007	10,840,343
Roche Holding AG	43,729	14,132,173
Santen Pharmaceutical Co. Ltd.	347,600	4,792,198
		$39,629,429
Printing & Publishing – 1.3%
Wolters Kluwer N.V.	75,943	$6,601,005

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – 2.8%
ESR Cayman Ltd. (a)	729,400	$2,397,764
Grand City Properties S.A.	236,638	5,927,515
LEG Immobilien AG	42,633	5,607,520
		$13,932,799
Restaurants – 0.6%
Yum China Holdings, Inc.	52,434	$3,104,617
Specialty Chemicals – 8.4%
Akzo Nobel N.V.	54,177	$6,053,459
Croda International PLC	63,885	5,590,799
Kansai Paint Co. Ltd.	101,900	2,729,600
Linde PLC	43,669	12,234,221
Nitto Denko Corp.	55,100	4,730,489
Sika AG	19,518	5,575,686
Symrise AG	42,389	5,139,971
		$42,054,225
Specialty Stores – 0.2%
Ocado Group PLC (a)	34,820	$976,858
Telecommunications - Wireless – 2.9%
Advanced Info Service Public Co. Ltd.	375,700	$2,085,886
Cellnex Telecom S.A.	37,708	2,171,211
KDDI Corp.	166,100	5,103,782
SoftBank Group Corp.	61,400	5,205,917
		$14,566,796
Telephone Services – 0.7%
Hellenic Telecommunications Organization S.A.	150,359	$2,412,139
Tele2 AB, “B”	66,273	893,915
		$3,306,054
Tobacco – 1.8%
British American Tobacco PLC	155,718	$5,955,021
Japan Tobacco, Inc.	150,500	2,894,094
		$8,849,115
Utilities - Electric Power – 2.7%
CLP Holdings Ltd.	272,500	$2,646,448
E.ON SE	225,917	2,629,194
Iberdrola S.A.	407,727	5,252,384
Orsted A/S (Kingdom of Denmark)	17,127	2,766,186
		$13,294,212
Total Common Stocks		$494,171,182
	Strike Price	First Exercise
Warrants – 0.0%
Apparel Manufacturers – 0.0%
Compagnie Financiere Richemont S.A. (1 share for 2 warrants, Expiration 12/04/23) (a)	CHF 67.00	11/20/23	72,208	$27,503

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 0.6%
Money Market Funds – 0.6%
MFS Institutional Money Market Portfolio, 0.05% (v)	2,649,062	$2,649,062

Other Assets, Less Liabilities – 0.3%		1,664,185
Net Assets – 100.0%		$498,511,932
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,649,062 and $494,198,685, respectively.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CHF	Swiss Franc
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$2,788,917	$101,022,925	$—	$103,811,842
Switzerland	59,687,647	—	—	59,687,647
France	51,791,089	—	—	51,791,089
Germany	44,692,909	—	—	44,692,909
United Kingdom	34,615,311	—	—	34,615,311
Netherlands	29,774,910	—	—	29,774,910
United States	26,846,976	—	—	26,846,976
Hong Kong	2,646,448	22,561,706	—	25,208,154
China	10,639,974	7,784,244	—	18,424,218
Other Countries	69,302,033	30,043,596	—	99,345,629
Mutual Funds	2,649,062	—	—	2,649,062
Total	$335,435,276	$161,412,471	$—	$496,847,747
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Securities Lending Collateral
At March 31, 2021, the value of securities loaned was $6,808,714. These loans were collateralized by U.S. Treasury Obligations (held by the lending agent) of $7,205,021.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$3,433,184	$65,631,879	$66,416,001	$—	$—	$2,649,062
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$766	$—
(4) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2021, are as follows:
Japan	20.8%
Switzerland	12.0%
France	10.4%
Germany	9.0%
United Kingdom	6.9%
United States	6.2%
Netherlands	6.0%
Hong Kong	5.1%
China	3.7%
Other Countries	19.9%
(5) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.